Shareholder Report, Holdings (Details) - Muhlenkamp Fund	Jun. 30, 2024
First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
McKesson Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Rush Enterprises, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
EQT Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
NMI Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Berkshire Hathaway, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Schlumberger Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Occidental Petroleum Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
BGC Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Energy Equipment & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Thrifts & Mortgage Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.20%